Analysis of performance by segment - Risk margin reserve (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Risk margin reserve
Debt securities	[1]	$ 121,462		$ 134,570
US insurance operations | Debt securities
Risk margin reserve
RMR (as a percent)		0.18%	0.18%
Annual expected loss		$ (110)	$ (108)
Related amortisation of deferred acquisition costs		20	18
Risk margin reserve charge to adjusted operating profit for longer-term credit-related losses		(90)	(90)
Pre-tax net unrealised gains/(losses) on debt securities classified as available-for-sale		2,253	2,826
US insurance operations | Debt securities | Athene Life Re Ltd
Risk margin reserve
Pre-tax loss for the recycling of the gains on transfer of debt securities to Athene		(2,282)
US insurance operations | Debt securities | Cost/Gross amount | Average
Risk margin reserve
Debt securities		$ 62,330	$ 59,994
US insurance operations | Debt securities | A3 or higher
Risk margin reserve
RMR (as a percent)		0.10%	0.10%
Annual expected loss		$ (40)	$ (36)
US insurance operations | Debt securities | A3 or higher | Cost/Gross amount | Average
Risk margin reserve
Debt securities		$ 39,118	$ 34,318
US insurance operations | Debt securities | Baa1, 2 or 3
Risk margin reserve
RMR (as a percent)		0.24%	0.23%
Annual expected loss		$ (51)	$ (55)
US insurance operations | Debt securities | Baa1, 2 or 3 | Cost/Gross amount | Average
Risk margin reserve
Debt securities		$ 21,521	$ 24,385
US insurance operations | Debt securities | Ba1, 2 or 3
Risk margin reserve
RMR (as a percent)		0.74%	0.93%
Annual expected loss		$ (10)	$ (10)
US insurance operations | Debt securities | Ba1, 2 or 3 | Cost/Gross amount | Average
Risk margin reserve
Debt securities		$ 1,383	$ 1,008
US insurance operations | Debt securities | B1, 2 or 3
Risk margin reserve
RMR (as a percent)		2.39%	2.62%
Annual expected loss		$ (5)	$ (6)
US insurance operations | Debt securities | B1, 2 or 3 | Cost/Gross amount | Average
Risk margin reserve
Debt securities		$ 200	$ 246
US insurance operations | Debt securities | Below B3
Risk margin reserve
RMR (as a percent)		3.36%	3.42%
Annual expected loss		$ (4)	$ (1)
US insurance operations | Debt securities | Below B3 | Cost/Gross amount | Average
Risk margin reserve
Debt securities		$ 108	$ 37

[1]	Included within equity securities and holdings in collective investment schemes, debt securities and other investments are $265 million of lent securities as at 30 June 2020 (31 December 2019: $90 million).